Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of intangible assets, net
Management Supporting System		$ 626,717
User Office Management Software		567,029
Multi Account Trading System		686,404
MTK Club Management System		534,858
MTK Multi Trading Commissions System		560,986
MTK Office Management System		353,498
AGM domain name	14,800	14,800
Total intangible assets	14,800	3,344,292
Less: accumulated amortization	(1,727)	(240,164)
Total intangible assets, net	$ 13,073	$ 3,104,128